Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2016
Loans and Leases [Abstract]
Composition of Loans

Loans and leases at December 31, 2016 and 2015 consist of the following:

	(in thousands)
	2016	2015

Residential real estate	$88,869	$78,096
Commercial	244,097	237,299
Agriculture	39,108	34,998
Consumer	4,012	3,857
Total loans and leases	$376,086	$354,250

Activity in the Allowance for Credit Losses on Financing Receivables

The following tables present the activity in the allowance for loan and lease losses by portfolio segment for the years ended December 31, 2016, 2015 and 2014:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2015	$893	$2,540	$373	$28	$3,834
Provision (credit) for loan
and lease losses	55	(969)	160	4	(750)
Losses charged off	(86)	(12)	(52)	(10)	(160)
Recoveries	34	317	61	9	421
Balance at December 31, 2016	$896	$1,876	$542	$31	$3,345

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2014	$199	$3,255	$363	$23	$3,840
Provision (credit) for loan
and lease losses	971	(767)	166	12	382
Losses charged off	(349)	(98)	(176)	(16)	(639)
Recoveries	72	150	20	9	251
Balance at December 31, 2015	$893	$2,540	$373	$28	$3,834

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2013	$305	$3,346	$345	$18	$4,014
Provision (credit) for loan
and lease losses	(564)	(4)	126	12	(430)
Losses charged off	(98)	(270)	(117)	(12)	(497)
Recoveries	556	183	9	5	753
Balance at December 31, 2014	$199	$3,255	$363	$23	$3,840

Allowance for Loan Losses, Current

The following tables present the balance in the allowance for loan and lease losses and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2016 and 2015:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2016
Allowance for loan and lease losses:
Attributable to loans and leases
individually evaluated for impairment	$399	$619	$-	$-	$1,018
Collectively evaluated for impairment	497	1,257	542	31	2,327
Total allowance for loan
and lease losses	$896	$1,876	$542	$31	$3,345

Loans and leases:
Individually evaluated for impairment	$937	$1,980	$-	$-	$2,917
Acquired with deteriorated
credit quality	-	573	51	-	624
Collectively evaluated for impairment	62,782	216,933	88,818	4,012	372,545
Total ending loans and
leases balance	$63,719	$219,486	$88,869	$4,012	$376,086

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2015
Allowance for loan and lease losses:
Attributable to loans and leases
individually evaluated for impairment	$528	$843	$-	$-	$1,371
Collectively evaluated for impairment	365	1,697	373	28	2,463
Total allowance for loan
and lease losses	$893	$2,540	$373	$28	$3,834

Loans and leases:
Individually evaluated for impairment	$2,192	$3,820	$-	$-	$6,012
Acquired with deteriorated
credit quality	43	669	74	-	786
Collectively evaluated for impairment	64,092	201,481	78,022	3,857	347,452
Total ending loans and
leases balance	$66,327	$205,970	$78,096	$3,857	$354,250

Schedule of Activity in Allowance of Impaired Loans

The following is a summary of the activity in the allowance for loan and lease losses of impaired loans, which is a part of the Corporation’s overall allowance for loan and lease losses for the years ended December 31, 2016, 2015, and 2014:

	(in thousands)
	2016	2015	2014

Balance at beginning of year	$1,371	$807	$179
Provision (credit) for loan and lease losses	(1,155)	852	263
Loans charged off	-	(326)	(231)
Recoveries	802	38	596
Balance at end of year	$1,018	$1,371	$807

Schedule of Loans and Leases Individually Evaluated for Impairment by Class of Loans

The following table presents loans and leases individually evaluated for impairment by class of loans as of December 31, 2016 and 2015:

(in thousands)
	2016		2015
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real estate	-	-	-	-
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
With an allowance recorded:
Commercial	937	399	2,192	528
Commercial and multi-family real estate	1,980	619	3,820	843
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$2,917	$1,018	$6,012	$1,371

Schedule of Financing Receivables, Non-Accrual Status

The following table presents the recorded investment in nonaccrual loans and leases, loans and leases past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2016 and 2015:

	(in thousands)
	2016			2015
	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$1,295	$-	$29	$355	$-	$-
Commercial real estate	3,462	-	722	4,113	-	1,403
Agricultural real estate	277	-	-	52	260	-
Agriculture	-	73	-	19	-	-
Consumer	3	-	-	12	-	-
Residential:
1 – 4 family	966	81	457	1,394	-	392
Home equity	-	-	-	-	-	-
Total	$6,003	$154	$1,208	$5,945	$260	$1,795

Past Due Financing Receivables

The following table presents the aging of the recorded investment in past due loans and leases as of December 31, 2016 and 2015 by class of loans and leases:

	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2016
Commercial	$326	$71	$79	$476	$49,988	$50,464
Commercial real estate	103	147	553	803	192,830	193,633
Agriculture	227	-	-	227	13,026	13,253
Agricultural real estate	-	-	5	5	25,850	25,855
Consumer	10	2	-	12	4,000	4,012
Residential real estate	1,770	484	462	2,716	86,153	88,869
Total	$2,436	$704	$1,099	$4,239	$371,847	$376,086

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2015
Commercial	$81	$50	$121	$252	$53,210	$53,462
Commercial real estate	644	15	1,225	1,884	181,953	183,837
Agriculture	150	-	19	169	12,696	12,865
Agricultural real estate	94	-	260	354	21,779	22,133
Consumer	49	1	5	55	3,802	3,857
Residential real estate	2,147	244	389	2,780	75,316	78,096
Total	$3,165	$310	$2,019	$5,494	$348,756	$354,250

Risk Category of Loans, Credit Quality Indicators

As of December 31, 2016 and 2015, and based on the most recent analysis performed, the risk category of loans by class of loans and leases is as follows:

	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated

2016
Commercial	$41,233	$-	$3,666	$-	$18,819
Commercial and multi-
family real estate	162,399	4,239	3,850	-	48,999
Residential 1 - 4 family	210	-	-	-	88,659
Consumer	-	-	-	-	4,012
Total	$203,842	$4,239	$7,516	$-	$160,489

	Pass	Special Mention	Substandard	Doubtful	Not rated

2015
Commercial	$41,184	$2,806	$2,656	$-	$19,680
Commercial and multi-
family real estate	139,351	7,563	5,976	-	53,081
Residential 1 - 4 family	223	-	-	-	77,873
Consumer	-	-	-	-	3,857
Total	$180,758	$10,369	$8,632	$-	$154,491

Performance of Residential and Consumer Loan Portfolio

The following table presents the recorded investment in all loans that are not risk rated, based on payment activity as of December 31, 2016 and 2015:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2016
Performing	$18,740	$48,441	$88,197	$4,012
Nonperforming	79	558	462	-
Total	$18,819	$48,999	$88,659	$4,012

	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2015
Performing	$19,540	$52,249	$77,484	$3,852
Nonperforming	140	832	389	5
Total	$19,680	$53,081	$77,873	$3,857

Troubled Debt Restructurings on Financing Receivables

The following table includes the recorded investment and number of modifications for TDR loans and leases during the years ended December 31, 2016 and December 31, 2015. There were no other subsequent defaults relating to TDR loans and leases during the years ended December 31, 2016 and 2015.

	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
Troubled Debt Restructurings:
2016
Residential Real Estate	1	$72	$-
Commercial	1	30	-
Commercial Real Estate	4	256	-
Total	6	$358	$-

2015
Residential Real Estate	8	$245	$-
Commercial Real Estate	8	416	-
Total	16	$661	$-

Schedule of Loans Acquired in Acquisition

The following is additional information with respect to loans and leases acquired with The OSB acquisition as of December 31, 2016 and December 31, 2015:

	(in thousands)

	Contractual
	Principal	Accretable	Carrying
2016	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2015	$41,873	$(1,809)	$40,064
Accretion of loan discounts	(7,457)	333	(7,124)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	-	-	-
Balance at December 31, 2016	$34,416	$(1,476)	$32,940

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at December 31, 2015	$1,959	$(1,194)	$765
Change due to payments received	(238)	108	(130)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	(201)	190	(11)
Balance at December 31, 2016	$1,520	$(896)	$624

	Contractual
	Principal	Accretable	Carrying
2015	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2014	$58,437	$(3,144)	$55,293
Accretion of loan discounts	(16,557)	1,334	(15,223)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	(7)	1	(6)
Balance at December 31, 2015	$41,873	$(1,809)	$40,064

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at December 31, 2014	$2,689	$(1,788)	$901
Change due to payments received	(368)	241	(127)
Transfer to foreclosed real estate	(214)	207	(7)
Change due to loan charge-off	(148)	146	(2)
Balance at December 31, 2015	$1,959	$(1,194)	$765

Schedule of Related Party Loans

The following is a summary of activity during 2016, 2015 and 2014 for such loans:

	(in thousands)
	2016	2015	2014
Beginning of year	$63	$34	$45
Additions	630	160	4
Repayments	(323)	(131)	(15)
End of year	$370	$63	$34